Subsequent Events (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			2 Months Ended	5 Months Ended	1 Months Ended			2 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014 Stadium Builders License Agreement [Member]	Dec. 31, 2013 Stadium Builders License Agreement [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Jan. 31, 2014 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Stadium Builders License Agreement [Member]	Jan. 31, 2014 Subsequent Event [Member] Employee Stock Option [Member]	Jan. 31, 2014 Subsequent Event [Member] Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares granted	5,058,000	2,906,000	1,418,000	14,100,000			2,400,000				1,142,750
Weighted average exercise price	$ 19.91	$ 15.14	$ 5.10	$ 0.93							$ 16.22
Restricted stock units issued								300,000				300,000
Reduction in sponsorship commitment									$ 12.8
Payments for license agreement obligations					$ 3.6	$ 0.4				$ 3.6